RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
12. RELATED PARTY TRANSACTIONS AND BALANCES
12.	RELATED PARTY TRANSACTIONS AND BALANCES

All related party transactions are recorded at the exchange amount which is the amount agreed to by the Company and the related party.

(a)	Key management personnel

The Company has identified its directors and certain senior officers as its key management personnel. The compensation costs for key management personnel for the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Salaries, benefits, and consulting fees	$1,021	$757	$723
Share-based payments	1,188	1,468	659
	$2,209	$2,225	$1,382

(b)	Amounts due to/from related parties

In the normal course of operations the Company transacts with companies related to Avino’s directors or officers. All amounts payable and receivable are non-interest bearing, unsecured and due on demand. The following table summarizes the amounts due to / (from) related parties:

	December 31, 2021	December 31, 2020
Oniva International Services Corp.	$107	$106
Directors	56	48
	$163	$154

For services provided to the Company as President and Chief Executive Officer, the Company pays Intermark Capital Corporation (“ICC”), a company controlled by David Wolfin, the Company’s president and CEO and also a director, for consulting services. For the year ended December 31, 2021, 2020 and 2019, the Company paid $239, $224 and $226, respectively, to ICC.

(c)	Other related party transactions

The Company has a cost sharing agreement with Oniva International Services Corp. (“Oniva”) for office and administration services. Pursuant to the cost sharing agreement, the Company will reimburse Oniva for the Company’s percentage of overhead and corporate expenses and for out-of-pocket expenses incurred on behalf of the Company. David Wolfin, President & CEO, and a director of the Company, is the sole owner of Oniva. The cost sharing agreement may be terminated with one-month notice by either party without penalty.

The transactions with Oniva during the year ended December 31, 2021, 2020 and 2019 are summarized below:

	2021	2020	2019
Salaries and benefits	$766	$636	$665
Office and miscellaneous	403	290	322
Exploration and evaluation assets	-	-	206
	$1,169	$926	$1,193